Net investment in lease - Schedule of Net Investment in Lease (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Undiscounted lease receivable	$ 2,706.5	$ 1,724.4
Unearned interest income	(1,277.7)	(816.0)
Net investment in lease	$ 1,428.8	$ 908.4